INCOME TAXES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
INCOME TAX
U.S. federal and state net operating loss		$ 0		$ 162,132
Limitation on annual taxable income		80.00%
Valuation allowance		$ 833,875		118,531
Unrecognized tax benefits	$ 0	0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0	$ 0